Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The range of useful lives for AltaGas’ PP&E is as follows:

Utilities assets	4 to 69 years
Midstream assets	3 to 55 years
Corporate/Other assets	3 to 46 years

As at	December 31, 2020			December 31, 2019
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$7,791	$(286)	$7,505	$7,316	$(155)	$7,161
Midstream	4,094	(951)	3,143	3,182	(585)	2,597
Corporate/Other	842	(598)	244	1,025	(636)	389
Reclassified to assets held for sale	(4)	—	(4)	(24)	2	(22)
	$12,723	$(1,835)	$10,888	$11,499	$(1,374)	$10,125